U.S. Tech Leaders ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. Tech Leaders ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	19.07%	28.58%